UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Baron Small Cap Growth Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.7%

Consumer Discretionary — 30.1%
Ameristar Casinos, Inc.	12,041	$214,330
Choice Hotels International, Inc.	14,500	463,855
DeVry, Inc.†	9,000	204,840
Dick's Sporting Goods, Inc.	14,000	725,900
Interval Leisure Group, Inc.	9,000	170,370
LKQ Corp.*	32,000	592,000
Lumber Liquidators Holdings, Inc.*	8,000	405,440
Morningstar, Inc.	2,210	138,434
Panera Bread Co. - Class A*	1,880	321,273
Penn National Gaming, Inc.*	9,885	426,044
Ralph Lauren Corp.	3,700	559,551
Strayer Education, Inc.†	1,500	96,525
Under Armour, Inc. - Class A†*	11,100	619,713
Vail Resorts, Inc.	11,500	662,975
Wynn Resorts Ltd.	1,359	156,883
		5,758,133

Financials — 19.1%
Alexander's, Inc. REIT	800	341,992
Alexandria Real Estate Equities, Inc. REIT	2,500	183,800
Arch Capital Group Ltd.	28,000	1,167,040
Carlyle Group LP	8,200	215,168
Cohen & Steers, Inc.†	9,500	281,390
Douglas Emmett, Inc. REIT	16,000	369,120
Eaton Vance Corp.	8,000	231,680
Financial Engines, Inc.*	1,490	35,507
LaSalle Hotel Properties REIT	5,000	133,450
Manning & Napier, Inc.	8,735	106,480
Oaktree Capital Group LLC	4,993	204,713
Primerica, Inc.	13,000	372,320
		3,642,660

Industrials — 16.2%
Air Lease Corp.*	2,922	59,609
Colfax Corp.*	7,700	282,359
Copart, Inc.*	15,000	415,950
CoStar Group, Inc.*	5,700	464,778
Generac Holdings, Inc.	15,000	343,350
Genesee & Wyoming, Inc. - Class A*	12,000	802,320
Middleby Corp.*	3,000	346,920
Rexnord Corp.*	10,000	182,200
Valmont Industries, Inc.	1,500	197,250
		3,094,736

Information Technology — 10.2%
Advent Software, Inc.*	9,000	221,130
Booz Allen-Hamilton Holding Corp.†	26,227	363,244
Cymer, Inc.*	1,197	61,119
Guidewire Software, Inc.*	5,604	174,004
LivePerson, Inc.*	2,242	40,603
MAXIMUS, Inc.	6,000	358,320
Pegasystems, Inc.	7,000	203,280
RealPage, Inc.†*	10,000	226,000
SS&C Technologies Holdings, Inc.*	12,215	307,940
		1,955,640

Consumer Staples — 6.8%
Boston Beer Co., Inc. (The) - Class A†*	729	81,626
Church & Dwight Co., Inc.	7,500	404,925
TreeHouse Foods, Inc.*	6,000	315,000
United Natural Foods, Inc.*	8,500	496,825
		1,298,376

Health Care — 4.6%
athenahealth, Inc.†*	1,000	91,769
Brookdale Senior Living, Inc.*	2,500	58,049
CFR Pharmaceuticals SA 144a ADR	4,172	98,465
Community Health Systems, Inc.*	12,205	355,654
Edwards Lifesciences Corp*	1,915	205,614
IDEXX Laboratories, Inc.*	787	78,188
		887,739

Energy — 4.6%
CARBO Ceramics, Inc.†	2,831	178,127
SEACOR Holdings, Inc.*	2,500	208,400
SM Energy Co.	1,702	92,095
Susser Petroleum Partners LP*	5,450	130,746
Targa Resources Corp.	5,500	276,870
		886,238

Utilities — 4.0%
ITC Holdings Corp.	10,000	755,800

Telecommunication Services — 1.9%
SBA Communications Corp. - Class A*	5,813	365,638

Materials — 0.2%
Intrepid Potash, Inc.*	1,300	27,923
Total Common Stocks		$18,672,883

Investment Funds — 15.4%
Invesco Government & Agency Portfolio**	2,080,006	2,080,006
Touchstone Institutional Money Market Fund^	857,269	857,269
Total Investment Funds		$2,937,275

Total Investment Securities —113.1% (Cost $13,169,106)		$21,610,158

Liabilities in Excess of Other Assets — (13.1%)		(2,498,539)

Net Assets — 100.0%		$19,111,619

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $2,017,673.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

1

Touchstone Baron Small Cap Growth Fund (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $98,465 or 0.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$18,672,883	$—	$—	$18,672,883
Investment Funds	2,937,275	—	—	2,937,275
				$21,610,158

See accompanying Notes to Portfolio Investments.

2

Portfolio of Investments

Touchstone Core Bond Fund – September 30, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 23.9%

	Financials — 6.1%
$14,000	Ally Financial, Inc., 8.000%, 11/1/31	$16,123
175,000	American Express Credit Corp. MTN, 2.375%, 3/24/17	184,074
200,000	Bank of America Corp. MTN, 5.000%, 5/13/21	219,836
160,000	Brandywine Operating Partnership LP, 5.400%, 11/1/14	171,387
290,000	Caterpillar Financial Services Corp. MTN, 5.450%, 4/15/18	349,545
15,000	CIT Group, Inc., 5.000%, 8/15/22	15,606
170,000	Citigroup, Inc., 5.500%, 4/11/13	174,159
26,000	EDP Finance BV, 144a, 6.000%, 2/2/18	25,954
210,000	General Electric Capital Corp., 5.500%, 1/8/20	248,433
175,000	Goldman Sachs Group, Inc., 7.500%, 2/15/19	217,033
180,000	Health Care REIT, Inc., 6.125%, 4/15/20	209,276
160,000	HSBC Bank PLC, 144a, 3.100%, 5/24/16	168,606
37,000	International Lease Finance Corp., 5.875%, 8/15/22	38,223
165,000	JPMorgan Chase & Co., 4.250%, 10/15/20	180,278
16,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58(A)	23,200
40,000	MetLife, Inc., 10.750%, 8/1/39	59,400
150,000	Morgan Stanley MTN, 4.100%, 1/26/15	155,331
48,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	52,320
32,000	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	35,360
165,000	Rio Tinto Finance USA PLC, 2.875%, 8/21/22	164,265
15,000	Starz LLC / Starz Finance Corp., 144a, 5.000%, 9/15/19	15,338
170,000	Teachers Insurance & Annuity Association of America, 144a, 6.850%, 12/16/39	233,441
40,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp., 144a, 5.875%, 10/1/20	41,000
275,000	WCI Finance LLC / WEA Finance LLC, 144a, 5.700%, 10/1/16	310,354
		3,308,542

	Consumer Discretionary — 3.8%
10,000	AMC Networks, Inc., 7.750%, 7/15/21	11,300
25,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19	27,062
15,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 4/30/18	16,238
17,000	CHS/Community Health Systems, Inc., 7.125%, 7/15/20	18,137
5,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	5,388
170,000	Comcast Corp., 5.700%, 7/1/19	208,089
36,000	CSC Holdings LLC, 8.625%, 2/15/19	42,660
195,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 3/15/17	200,217
18,000	DISH DBS Corp., 7.875%, 9/1/19	20,925
24,000	Entravision Communications Corp., 8.750%, 8/1/17	25,920
50,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	53,125
10,000	Exide Technologies, 8.625%, 2/1/18	8,662
50,000	Goodyear Tire & Rubber Co., 8.750%, 8/15/20	56,875
150,000	Home Depot, Inc., 5.950%, 4/1/41	203,702
18,000	International Automotive Components Group SL, 144a, 9.125%, 6/1/18	17,280
10,000	Libbey Glass, Inc., 144a, 6.875%, 5/15/20	10,750
38,000	Ltd. Brands, Inc., 5.625%, 2/15/22	40,945
76,000	Meritage Homes Corp., 7.150%, 4/15/20	81,700
175,000	News America, Inc., 6.900%, 3/1/19	219,910
13,000	Penske Automotive Group, Inc., 144a, 5.750%, 10/1/22	13,325
28,000	PHH Corp., 7.375%, 9/1/19	29,960
6,000	Pulte Group, Inc., 6.375%, 5/15/33	5,580
20,000	Sabre, Inc., 144a, 8.500%, 5/15/19	20,550
59,000	Service Corp. International/US, 8.000%, 11/15/21	71,980
61,000	Simmons Bedding Co., 144a, 11.250%, 7/15/15	63,166
11,000	Sinclair Television Group, Inc., 144a, 6.125%, 10/1/22	11,014
29,000	Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17	29,000
18,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 144a, 7.500%, 10/1/18	19,260
12,000	Tenneco, Inc., 6.875%, 12/15/20	13,140
31,000	Tenneco, Inc., 7.750%, 8/15/18	33,712
175,000	Time Warner Cable, Inc., 4.125%, 2/15/21	193,463
7,000	Tomkins LLC / Tomkins, Inc., 9.000%, 10/1/18	7,805
10,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	10,775
175,000	Viacom, Inc., 6.250%, 4/30/16	205,216
78,000	Visteon Corp., 6.750%, 4/15/19	81,900
		2,078,731

	Energy — 3.7%
11,000	Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp., 144a, 6.625%, 10/1/20	11,192
18,000	Basic Energy Services, Inc., 7.125%, 4/15/16	18,180
13,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	13,260

3

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 23.9% (Continued)

	Energy — (Continued)
$26,000	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	$27,885
60,000	Chesapeake Energy Corp., 6.625%, 8/15/20†	61,875
10,000	Chesapeake Energy Corp., 7.250%, 12/15/18	10,750
19,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	20,900
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,450
10,000	Consol Energy, Inc., 8.250%, 4/1/20	10,475
36,000	Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21	37,620
51,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.750%, 4/1/19	51,765
22,000	Drill Rigs Holdings, Inc., 144a, 6.500%, 10/1/17	21,862
205,000	El Paso Natural Gas Co., 5.950%, 4/15/17	235,967
175,000	Enterprise Products Operating LLC, 3.200%, 2/1/16	184,491
77,000	Enterprise Products Operating LLC, 7.000%, 6/1/67(A)	82,486
27,000	Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16	27,810
30,000	Forest Oil Corp., 144a, 7.500%, 9/15/20	29,775
29,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	30,740
29,000	Genesis Energy LP/Genesis Energy Finance Corp., 144a, 7.875%, 12/15/18	30,740
46,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	50,370
12,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 5.500%, 2/15/23	12,570
76,000	Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18	79,800
14,000	Newfield Exploration Co., 6.875%, 2/1/20	15,365
46,000	OGX Petroleo e Gas Participacoes SA, 144a, 8.500%, 6/1/18	41,400
60,000	Peabody Energy Corp., 144a, 6.000%, 11/15/18	60,000
250,000	Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	281,693
170,000	Phillips 66, 144a, 4.300%, 4/1/22	186,126
44,000	Pioneer Drilling Co., 9.875%, 3/15/18	47,850
140,000	Plains All American Pipeline LP / PAA Finance Corp., 6.650%, 1/15/37	180,093
70,000	Regency Energy Partners LP / Regency Energy Finance Corp., 6.875%, 12/1/18	74,725
12,000	Sabine Pass LNG LP, 7.500%, 11/30/16	12,960
4,000	SandRidge Energy, Inc., 144a, 7.500%, 2/15/23	4,120
33,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 6.375%, 8/1/22	34,980
		2,000,275

	Industrials — 2.5%
23,000	Accuride Corp., 9.500%, 8/1/18	23,632
39,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	42,120
7,000	Aviation Capital Group Corp., 144a, 6.750%, 4/6/21	7,136
46,000	Belden, Inc., 144a, 5.500%, 9/1/22	47,035
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	331,907
7,000	BWAY Holding Co, 10.000%, 6/15/18	7,875
16,000	Calcipar SA, 144a, 6.875%, 5/1/18	15,880
12,000	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.250%, 6/15/21	12,780
7,883	Continental Airlines 2003-ERJ1 Pass Through Trust, Ser RJO3, 7.875%, 7/2/18	8,099
22,000	Dynacast International LLC / Dynacast Finance, Inc., 9.250%, 7/15/19	23,210
25,000	Gibraltar Industries, Inc., Ser B, 8.000%, 12/1/15	25,594
14,000	Griffon Corp., 7.125%, 4/1/18	14,822
20,000	JB Poindexter & Co., Inc., 144a, 9.000%, 4/1/22	20,000
14,000	JM Huber Corp., 144a, 9.875%, 11/1/19	15,715
16,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	15,520
25,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	22,562
14,000	Navios South American Logistics, Inc. / Navios Logistics Finance US Inc., 9.250%, 4/15/19	13,160
180,000	Norfolk Southern Corp., 5.750%, 4/1/18	216,598
190,000	Republic Services, Inc., 3.800%, 5/15/18	211,263
4,000	RR Donnelley & Sons Co., 7.250%, 5/15/18	3,970
35,000	ServiceMaster Co./TN, 8.000%, 2/15/20	37,100
18,000	Stena AB, 7.000%, 12/1/16	17,820
16,000	United Rentals North America, Inc., 9.250%, 12/15/19	18,040
175,000	Xstrata Canada Financial Corp., 144a, 3.600%, 1/15/17	183,044
		1,334,882

	Utilities — 1.8%
45,000	AES Corp. (The), 8.000%, 10/15/17	51,975

4

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 23.9% (Continued)

	Utilities — (Continued)
$18,500	Bruce Mansfield Unit, 6.850%, 6/1/34	$19,725
30,000	Calpine Corp., 144a, 7.500%, 2/15/21	32,400
15,000	Calpine Corp., 144a, 7.875%, 7/31/20	16,388
65,000	CenterPoint Energy, Inc., 5.950%, 2/1/17	76,145
155,000	CMS Energy Corp., 8.750%, 6/15/19	201,200
50,000	Intergen NV, 144a, 9.000%, 6/30/17	48,125
145,000	NextEra Energy Capital Holdings, Inc., 6.350%, 10/1/66(A)	153,700
165,000	PPL Energy Supply LLC, 6.500%, 5/1/18	195,272
195,000	Rockies Express Pipeline LLC, 144a, 6.250%, 7/15/13	198,900
		993,830

	Consumer Staples — 1.6%
190,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/39	317,427
23,000	BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19	24,639
20,000	Central Garden and Pet Co., 8.250%, 3/1/18	21,200
37,000	Del Monte Corp., 7.625%, 2/15/19	38,064
64,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	60,160
20,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 8.250%, 2/1/20	19,950
290,000	Kraft Foods, Inc., 4.125%, 2/9/16	318,450
52,000	Post Holdings, Inc., 144a, 7.375%, 2/15/22	55,250
26,000	Smithfield Foods, Inc., 6.625%, 8/15/22	26,975
		882,115

	Telecommunication Services — 1.6%
125,000	AT&T, Inc., 6.550%, 2/15/39	169,436
45,000	CenturyLink, Inc., 6.450%, 6/15/21	50,782
38,000	CommScope, Inc., 144a, 8.250%, 1/15/19	41,040
30,000	Frontier Communications Corp., 8.125%, 10/1/18	33,750
40,000	Frontier Communications Corp., 8.500%, 4/15/20	45,200
14,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	15,120
5,000	NII Capital Corp., 7.625%, 4/1/21	3,975
7,000	NII Capital Corp., 8.875%, 12/15/19	5,880
11,000	PAETEC Holding Corp., 8.875%, 6/30/17	11,935
12,000	Sprint Capital Corp., 6.875%, 11/15/28	11,040
66,000	Sprint Nextel Corp., 144a, 9.000%, 11/15/18	79,200
7,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	7,700
275,000	Verizon Communications, Inc., 6.250%, 4/1/37	362,459
41,000	Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	38,642
		876,159

	Materials — 1.6%
29,000	AK Steel Corp., 7.625%, 5/15/20†	25,375
36,000	Aleris International, Inc., 7.625%, 2/15/18	38,250
175,000	ArcelorMittal, 5.750%, 3/1/21	166,728
175,000	Barrick Gold Corp., 3.850%, 4/1/22	183,708
47,000	Cascades, Inc., 7.875%, 1/15/20	49,232
57,000	FMG Resources August 2006 Pty Ltd., 144a, 6.875%, 4/1/22	52,155
42,000	HudBay Minerals, Inc., 144a, 9.500%, 10/1/20	43,995
18,000	Koppers, Inc., 7.875%, 12/1/19	19,755
45,000	Longview Fibre Paper & Packaging, Inc., 144a, 8.000%, 6/1/16	46,912
7,000	Novelis, Inc./GA, 8.375%, 12/15/17	7,648
9,000	PolyOne Corp., 7.375%, 9/15/20	9,742
137,000	Teck Resources Ltd., 10.750%, 5/15/19	165,099
37,000	Tembec Industries, Inc., 11.250%, 12/15/18	38,850
12,000	Texas Industries, Inc., 9.250%, 8/15/20	12,720
8,000	Vulcan Materials Co., 7.500%, 6/15/21	9,040
		869,209

	Information Technology — 0.6%
50,000	Equinix, Inc., 7.000%, 7/15/21	56,000
17,000	Fidelity National Information Services, Inc., 5.000%, 3/15/22	17,552
17,000	First Data Corp., 144a, 8.875%, 8/15/20	18,530
5,000	Hughes Satellite Systems Corp., 6.500%, 6/15/19	5,350
100,000	Intel Corp., 3.300%, 10/1/21	108,617
58,000	Kemet Corp., 10.500%, 5/1/18	58,870
80,000	Viasat, Inc., 6.875%, 6/15/20	82,400
		347,319

	Health Care — 0.5%
17,000	Accellent, Inc., 8.375%, 2/1/17	17,468
42,000	Apria Healthcare Group, Inc., 11.250%, 11/1/14	43,050
39,000	Capella Healthcare, Inc., 9.250%, 7/1/17	41,584
56,000	HCA, Inc., 6.500%, 2/15/20	62,300
12,000	Kindred Healthcare, Inc., 8.250%, 6/1/19	11,670
37,000	NBTY, Inc., 9.000%, 10/1/18	41,162
55,000	Res-Care, Inc., 10.750%, 1/15/19	61,050
12,000	Universal Hospital Services, Inc., 144a, 7.625%, 8/15/20	12,510
		290,794

	Communications — 0.1%
12,000	DISH DBS Corp., 144a, 4.625%, 7/15/17	12,270

5

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 23.9% (Continued)

	Communications — (Continued)
$13,000	Nielsen Finance LLC / Nielsen Finance Co., 144a, 4.500%, 10/1/20	$12,919
		25,189
	Total Corporate Bonds	$13,007,045

	U.S. Treasury Obligations — 39.4%
95,000	U.S. Treasury Bond, 2.750%, 8/15/42	93,427
215,000	U.S. Treasury Bond, 3.000%, 5/15/42	222,928
1,010,000	U.S. Treasury Bond, 3.125%, 11/15/41	1,075,965
685,000	U.S. Treasury Bond, 3.125%, 2/15/42	728,669
5,575,000	U.S. Treasury Note, 0.250%, 3/31/14	5,576,739
440,000	U.S. Treasury Note, 0.250%, 9/15/15	439,244
875,000	U.S. Treasury Note, 0.625%, 8/31/17	875,547
145,000	U.S. Treasury Note, 0.875%, 4/30/17	147,050
1,435,000	U.S. Treasury Note, 1.000%, 3/31/17	1,463,700
900,000	U.S. Treasury Note, 1.000%, 8/31/19	897,750
5,485,000	U.S. Treasury Note, 1.625%, 8/15/22	5,478,999
3,920,000	United States Treasury Inflation
	Indexed Bonds, 1.250%, 4/15/14	4,412,260
	Total U.S. Treasury Obligations	$21,412,278

	U.S. Government Mortgage-Backed Obligations — 15.0%
190,613	FHLMC, Pool #A56988, 5.500%, 2/1/37	207,904
401,581	FHLMC, Pool #A95946, 4.000%, 1/1/41	432,135
357,680	FHLMC, Pool #A96485, 4.500%, 1/1/41	396,386
328,266	FHLMC, Pool #G03217, 5.500%, 9/1/37	358,044
157,173	FHLMC, Pool #G03781, 6.000%, 1/1/38	172,782
339,521	FHLMC, Pool #G06031, 5.500%, 3/1/40	370,321
62,287	FNMA, Pool #254759, 4.500%, 6/1/18	67,391
19,154	FNMA, Pool #535290, 8.000%, 5/1/30	23,691
15,447	FNMA, Pool #561741, 7.500%, 1/1/31	18,943
88,373	FNMA, Pool #889734, 5.500%, 6/1/37	97,021
288,200	FNMA, Pool #899079, 5.000%, 3/1/37	314,434
144,559	FNMA, Pool #933806, 5.000%, 5/1/38	157,718
53,229	FNMA, Pool #974401, 4.500%, 4/1/23	58,306
78,666	FNMA, Pool #974403, 4.500%, 4/1/23	86,530
105,336	FNMA, Pool #984256, 5.000%, 6/1/23	114,826
84,382	FNMA, Pool #995220, 6.000%, 11/1/23	92,907
88,109	FNMA, Pool #995472, 5.000%, 11/1/23	95,731
277,941	FNMA, Pool #AB1149, 5.000%, 6/1/40	305,977
169,206	FNMA, Pool #AB1800, 4.000%, 11/1/40	185,972
138,540	FNMA, Pool #AB5989, 2.500%, 8/1/27	145,780
403,025	FNMA, Pool #AD3795, 4.500%, 4/1/40	437,620
647,748	FNMA, Pool #AD9150, 5.000%, 8/1/40	716,832
948,541	FNMA, Pool #AE0548, 4.500%, 11/1/40	1,029,960
224,405	FNMA, Pool #AE0831, 6.000%, 9/1/39	248,374
456,736	FNMA, Pool #AE4429, 4.000%, 10/1/40	492,714
69,751	FNMA, Pool #AH2666, 4.000%, 1/1/26	74,627
100,798	FNMA, Pool #AH3493, 4.000%, 2/1/26	107,877
291,132	FNMA, Pool #AI0805, 4.500%, 7/1/41	316,668
311,708	FNMA, Pool #AI2999, 3.500%, 6/1/26	331,997
224,534	FNMA, Pool #AI6697, 3.000%, 9/1/26	238,397
4,013	GNMA, Pool #434792, 8.000%, 7/15/30	4,562
348,790	GNMA, Pool #736696, 4.500%, 5/15/40	385,608
56,307	GNMA, Pool #748495, 4.000%, 8/15/40	62,223
19,308	GNMA, Pool #8503, 1.625%, 9/20/24(A)	19,977
	Total U.S. Government Mortgage-Backed Obligations	$8,170,235

	Commercial Mortgage-Backed Securities — 15.0%
189,182	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-4, Class A3, 4.891%, 7/10/45	189,340
280,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-2, Class A3, 5.889%, 5/10/45(A)	289,131
365,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-6, Class A3, 5.369%, 10/10/45	398,453
270,804	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-1, Class AAB, 5.422%, 1/15/49	289,539
425,923	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-2, Class AAB, 5.753%, 4/10/49(A)	461,415
150,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2008-1, Class A3, 6.358%, 2/10/51(A)	160,946
575,000	Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Class A4A, 4.871%, 9/11/42††	637,787
260,268	Bear Stearns Commercial Mortgage Securities, Ser 2006-PW12, Class AAB, 5.869%, 9/11/38(A)††	267,058
230,000	Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Class A3, 5.518%, 9/11/41††	240,147
550,000	Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Class A4, 5.906%, 6/11/40(A)††	648,711
135,000	Commercial Mortgage Pass Through Certificates, Ser 2005-C6, Class A5A, 5.116%, 6/10/44(A)	149,922
245,000	First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a, 5.350%, 10/15/35	258,694
247,336	GE Capital Commercial Mortgage Corp., Ser 2005-C4, Class ASB, 5.451%, 11/10/45	256,608
244,655	Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Class A3, 4.569%, 8/10/42	246,452
286,986	GS Mortgage Securities Corp. II, Ser 2006-GG8, Class AAB, 5.535%, 11/10/39	299,113

6

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 15.0% (Continued)
$404,866	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB14, Class A3B, 5.678%, 12/12/44(A)	$414,297
390,000	LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Class A3, 5.689%, 3/15/32(A)††	393,373
635,678	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Class ASB, 5.362%, 8/12/48	671,250
443,626	Morgan Stanley Capital I, Ser 2006-HQ9, Class A3, 5.712%, 7/12/44	452,245
515,245	Morgan Stanley Capital I, Ser 2007-T25, Class AAB, 5.508%, 11/12/49	542,969
505,000	Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Class A3, 5.313%, 11/15/48††	529,121
325,370	Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Class APB, 5.617%, 5/15/46††	344,192
	Total Commercial Mortgage-Backed Securities	$8,140,763

	Non-Agency Collateralized Mortgage Obligations — 2.2%
130,632	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 4.970%, 9/25/33(B)	130,534
497,124	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35	504,659
220,401	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	174,923
26,742	Residential Funding Mortgage Securities I, Ser 2006-S2, Class A2, 5.750%, 2/25/36	—
253,853	Structured Asset Securities Corp., Ser 2005-17, Class 5A1, 5.500%, 10/25/35	232,673
159,580	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35††	137,646
	Total Non-Agency Collateralized Mortgage Obligations	$1,180,435

	Asset-Backed Security — 0.4%
370,727	Countrywide Asset-Backed Certificates, Ser 2007-S1, Class A5, 6.018%, 11/25/36(A)	$212,154

	Agency Collateralized Mortgage Obligations — 0.9%
450,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K501 Class A2, 1.655%, 11/25/16	464,475
24,728	GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29	26,788
	Total Agency Collateralized Mortgage Obligations	$491,263

	Municipal Bonds — 0.8%

	California — 0.4%
180,000	California St, UTGO, Ser 2009,
	5.950%, 4/1/16	205,848

	Georgia — 0.4%
190,000	Municipal Electric Auth. of Georgia
	Rev, Ser 2010, 6.655%, 4/1/57	218,916
	Total Municipal Bonds	$424,764

		Market
Shares		Value

	Preferred Stocks — 0.4%

	Financials — 0.4%
1,363	Ally Financial, Inc., 7.375%	33,203
7,900	Citigroup Capital VIII, 6.950%	198,764
	Total Preferred Stocks	$231,967

	Investment Funds — 1.6%
27,427	Invesco Government & Agency Portfolio**	27,427
844,098	Touchstone Institutional Money Market Fund^	844,098
	Total Investment Funds	$871,525

	Total Investment Securities —99.6% (Cost $52,525,144)	$54,142,429

	Other Assets in Excess of Liabilities — 0.4%	219,124

	Net Assets — 100.0%	$54,361,553

(A)	Variable rate security - the rate reflected is the rate in effect as of September 30, 2012.

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $26,210.

(B)	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at September 30, 2012.

7

Touchstone Core Bond Fund (Continued)

**	Represents collateral for securities loaned.

^	Affiliated Fund.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts andpubliclytraded.TheFundreceivesprincipalandinterest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $2,904,272 or 5.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$13,007,045	$—	$13,007,045
U.S. Treasury Obligations	—	21,412,278	—	21,412,278
U.S. Government Mortgage-Backed Obligations	—	8,170,235	—	8,170,235
Commercial Mortgage-Backed Securities	—	8,140,763	—	8,140,763
Non-Agency Collateralized Mortgage Obligations	—	1,180,435	—	1,180,435
Asset-Backed Security	—	212,154	—	212,154
Agency Collateralized Mortgage Obligations	—	491,263	—	491,263
Municipal Bonds	—	424,764	—	424,764
Preferred Stocks	231,967	—	—	231,967
Investment Funds	871,525	—	—	871,525
				$54,142,429

See accompanying Notes to Portfolio of Investments.

8

Portfolio of Investments

Touchstone High Yield Fund – September 30, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 96.8%

	Energy — 20.0%
$189,000	Basic Energy Services, Inc., 7.125%, 4/15/16	$190,890
70,000	Basic Energy Services, Inc., 7.750%, 2/15/19	71,750
88,000	Bill Barrett Corp., 7.000%, 10/15/22	90,420
181,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	184,620
117,000	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	125,482
87,000	Chesapeake Energy Corp., 6.625%, 8/15/20†	89,719
202,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	222,200
349,000	Coffeyville Resources LLC / Coffeyville Finance, Inc., 144a, 10.875%, 4/1/17	390,880
66,000	Consol Energy, Inc., 8.000%, 4/1/17	68,970
66,000	Consol Energy, Inc., 8.250%, 4/1/20	69,135
94,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.750%, 4/1/19	95,410
184,000	Drill Rigs Holdings, Inc., 144a, 6.500%, 10/1/17	182,850
367,000	Enterprise Products Operating LLC, 7.000%, 6/1/67(A)	393,149
200,000	Enterprise Products Operating LLC, 8.375%, 8/1/66(A)	225,500
323,000	Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16	332,690
300,000	Exterran Holdings, Inc., 7.250%, 12/1/18	315,750
118,000	Forest Oil Corp., 7.250%, 6/15/19	117,115
98,000	Forest Oil Corp., 144a, 7.500%, 9/15/20	97,265
315,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	333,900
88,000	Hilcorp Energy I LP/Hilcorp Finance Co., 144a, 7.625%, 4/15/21	96,800
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 144a, 8.000%, 2/15/20	55,625
95,000	Holly Energy Partners LP/Holly Energy Finance Corp., 8.250%, 3/15/18	102,125
332,000	Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	363,540
91,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 5.500%, 2/15/23	95,322
215,000	Newfield Exploration Co., 5.625%, 7/1/24	238,650
219,000	OGX Petroleo e Gas Participacoes SA, 144a, 8.500%, 6/1/18	197,100
300,000	Peabody Energy Corp., 144a, 6.000%, 11/15/18	300,000
284,000	Pioneer Drilling Co., 9.875%, 3/15/18	308,850
330,000	Regency Energy Partners LP / Regency Energy Finance Corp., 6.500%, 7/15/21	353,100
168,000	SandRidge Energy, Inc., 8.750%, 1/15/20	181,860
27,000	SandRidge Energy, Inc., 144a, 7.500%, 2/15/23	27,810
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	273,750
		6,192,227

	Consumer Discretionary — 15.1%
189,000	AMC Networks, Inc., 7.750%, 7/15/21	213,570
12,000	Asbury Automotive Group, Inc., 7.625%, 3/15/17	12,420
65,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 4/30/21	69,550
155,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19	167,788
163,000	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20	184,190
340,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17	362,950
163,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	158,925
27,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	25,920
65,000	CSC Holdings LLC, 8.625%, 2/15/19	77,025
140,000	DISH DBS Corp., 7.875%, 9/1/19	162,750
237,000	Entravision Communications Corp., 8.750%, 8/1/17	255,960
196,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	208,250
147,000	Exide Technologies, 8.625%, 2/1/18	127,339
326,000	Goodyear Tire & Rubber Co. (The), 8.750%, 8/15/20	370,825
127,000	International Automotive Components Group SL, 144a, 9.125%, 6/1/18	121,920
50,000	Jarden Corp., 8.000%, 5/1/16	53,375
106,000	Libbey Glass, Inc., 144a, 6.875%, 5/15/20	113,950
202,000	Ltd. Brands, Inc., 5.625%, 2/15/22	217,655
105,000	Meritage Homes Corp., 7.150%, 4/15/20	112,875
93,000	Penske Automotive Group, Inc., 144a, 5.750%, 10/1/22	95,325
108,000	Pulte Group, Inc., 6.375%, 5/15/33	100,440
28,000	Pulte Group, Inc., 7.875%, 6/15/32	29,120
90,000	Quebecor Media, Inc., 7.750%, 3/15/16	92,700
60,000	Quebecor Media, Inc., 7.750%, 3/15/16	61,800
101,000	Sabre, Inc., 144a, 8.500%, 5/15/19	103,778
93,000	ServiceMaster Co. / TN, 8.000%, 2/15/20	98,580
290,000	Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17	290,000

9

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.8% (Continued)

	Consumer Discretionary — (Continued)
$111,000	Suburban Propane Partners LP / Suburban Energy Finance Corp., 144a, 7.500%, 10/1/18	$118,770
41,000	Tenneco, Inc., 6.875%, 12/15/20	44,895
101,000	Tenneco, Inc., 7.750%, 8/15/18	109,838
45,000	Tomkins LLC / Tomkins, Inc., 9.000%, 10/1/18	50,175
67,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	72,192
375,000	Visteon Corp., 6.750%, 4/15/19	393,750
		4,678,600

	Industrials — 13.9%
264,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	285,120
326,000	Belden, Inc., 144a, 5.500%, 9/1/22	333,335
61,000	BWAY Holding Co, 10.000%, 6/15/18	68,625
120,000	Calcipar SA, 144a, 6.875%, 5/1/18	119,100
145,000	Case New Holland, Inc., 7.875%, 12/1/17	170,012
400,000	Cenveo Corp., 8.875%, 2/1/18	379,000
95,000	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.250%, 6/15/21	101,175
121,194	Continental Airlines 2003-ERJ1 Pass Through Trust, Ser RJO3, 7.875%, 7/2/18	124,526
222,000	Dynacast International LLC / Dynacast Finance, Inc., 9.250%, 7/15/19	234,210
110,000	Griffon Corp., 7.125%, 4/1/18	116,462
95,000	JB Poindexter & Co., Inc., 144a, 9.000%, 4/1/22	95,000
173,000	JM Huber Corp., 144a, 9.875%, 11/1/19	194,192
231,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	224,070
120,000	Moog, Inc., 7.250%, 6/15/18	127,500
492,000	Mueller Water Products, Inc., 7.375%, 6/1/17	504,300
156,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	140,790
134,000	Navios South American Logistics, Inc. / Navios Logistics Finance US Inc., 9.250%, 4/15/19	125,960
29,000	RR Donnelley & Sons Co., 7.250%, 5/15/18	28,782
75,000	Stena AB, 7.000%, 12/1/16	74,250
283,000	Tutor Perini Corp., 7.625%, 11/1/18	286,538
113,000	United Rentals North America, Inc., 9.250%, 12/15/19	127,408
33,000	UR Financing Escrow Corp., 144a, 5.750%, 7/15/18	34,856
157,000	UR Financing Escrow Corp., 144a, 7.375%, 5/15/20	168,775
227,000	UR Financing Escrow Corp., 144a, 7.625%, 4/15/22	248,565
		4,312,551

	Telecommunication Services — 12.9%
17,000	CenturyLink, Inc., 6.450%, 6/15/21	19,184
230,000	CenturyLink, Inc., 7.650%, 3/15/42	245,045
72,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	76,860
248,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	266,600
100,000	CommScope, Inc., 144a, 8.250%, 1/15/19	108,000
324,000	Frontier Communications Corp., 8.500%, 4/15/20	366,120
500,000	GCI, Inc., 8.625%, 11/15/19	540,000
55,000	Intelsat Jackson Holdings SA, 7.250%, 4/1/19	59,400
114,000	Intelsat Jackson Holdings SA, 144a, 7.250%, 10/15/20	122,550
114,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	123,120
101,000	Nielsen Finance LLC / Nielsen Finance Co., 144a, 4.500%, 10/1/20	100,369
25,000	NII Capital Corp., 7.625%, 4/1/21	19,875
96,000	NII Capital Corp., 8.875%, 12/15/19	80,640
92,000	Sinclair Television Group, Inc., 144a, 6.125%, 10/1/22	92,115
384,000	Sprint Capital Corp., 6.875%, 11/15/28	353,280
267,000	Sprint Nextel Corp., 144a, 9.000%, 11/15/18	320,400
41,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	45,100
261,000	Videotron Ltd, 5.000%, 7/15/22	272,745
251,000	West Corp., 8.625%, 10/1/18	263,550
94,000	Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	88,595
114,000	Windstream Corp., 7.500%, 4/1/23	119,130
250,000	Windstream Corp., 7.750%, 10/15/20	268,125
29,000	Windstream Corp., 7.875%, 11/1/17	32,408
		3,983,211

	Materials — 10.1%
91,000	AK Steel Corp., 7.625%, 5/15/20†	79,625
312,000	Aleris International, Inc., 7.625%, 2/15/18	331,500
228,000	Cascades, Inc., 7.750%, 12/15/17	238,830
268,000	Cascades, Inc., 7.875%, 1/15/20	280,730
500,000	FMG Resources August 2006 Pty Ltd., 144a, 6.875%, 4/1/22	457,500
117,000	HudBay Minerals, Inc., 144a, 9.500%, 10/1/20	122,558
300,000	JMC Steel Group, 144a, 8.250%, 3/15/18	306,000
211,000	Koppers, Inc., 7.875%, 12/1/19	231,572
424,000	Longview Fibre Paper & Packaging, Inc., 144a, 8.000%, 6/1/16	442,020
75,000	Novelis, Inc./GA, 8.375%, 12/15/17	81,938
53,000	PolyOne Corp., 7.375%, 9/15/20	57,372

10

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.8% (Continued)

	Materials — (Continued)
$249,000	Tembec Industries, Inc., 11.250%, 12/15/18	$261,450
81,000	US Concrete, Inc., 144a, 9.500%, 8/31/15	85,607
135,000	Vulcan Materials Co., 7.500%, 6/15/21	152,550
		3,129,252

	Health Care — 8.2%
352,000	Accellent, Inc., 8.375%, 2/1/17	361,680
294,000	Apria Healthcare Group, Inc., 11.250%, 11/1/14	301,350
205,000	Capella Healthcare, Inc., 9.250%, 7/1/17	218,581
204,000	CHS / Community Health Systems, Inc., 7.125%, 7/15/20	217,642
500,000	HCA Holdings, Inc., 7.750%, 5/15/21	545,000
100,000	Health Management Associates, Inc., 144a, 7.375%, 1/15/20	108,500
82,000	Kindred Healthcare, Inc., 8.250%, 6/1/19	79,745
282,000	Omnicare, Inc., 7.750%, 6/1/20	310,200
300,000	Res-Care, Inc., 10.750%, 1/15/19	333,000
7,000	Universal Hospital Services, Inc., 4.111%, 6/1/15(A)	6,929
42,000	Universal Hospital Services, Inc., 144a, 7.625%, 8/15/20	43,785
		2,526,412

	Financials — 5.6%
200,000	Ally Financial, Inc., 5.500%, 2/15/17	209,057
100,000	Ally Financial, Inc., 8.000%, 11/1/31	115,166
108,000	CIT Group, Inc., 5.000%, 8/15/22	112,364
107,000	Credit Acceptance Corp., 9.125%, 2/1/17	117,968
22,000	EDP Finance BV, 144a, 6.000%, 2/2/18	21,961
296,000	International Lease Finance Corp., 5.875%, 8/15/22	305,783
113,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58(A)	163,850
256,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	279,040
147,000	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	162,435
216,000	PHH Corp., 7.375%, 9/1/19	231,120
		1,718,744

	Consumer Staples — 5.0%
287,000	BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19	307,449
169,000	Central Garden and Pet Co., 8.250%, 3/1/18	179,140
222,000	Constellation Brands, Inc., 4.625%, 3/1/23	226,440
160,000	Ingles Markets, Inc., 8.875%, 5/15/17	172,400
422,000	JBS USA LLC/JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	396,680
58,000	Post Holdings, Inc., 144a, 7.375%, 2/15/22	61,625
189,000	Smithfield Foods, Inc., 6.625%, 8/15/22	196,088
		1,539,822

	Information Technology — 3.8%
238,000	Equinix, Inc., 8.125%, 3/1/18	264,180
89,000	Fidelity National Information Services, Inc., 5.000%, 3/15/22	91,892
133,000	First Data Corp., 144a, 8.875%, 8/15/20	144,970
31,000	Hughes Satellite Systems Corp., 6.500%, 6/15/19	33,170
484,000	Kemet Corp., 10.500%, 5/1/18	491,260
152,000	ViaSat, Inc., 144a, 6.875%, 6/15/20	157,320
		1,182,792

	Utilities — 2.2%
150,000	Calpine Corp., 144a, 7.875%, 1/15/23	165,750
51,000	GenOn Energy, Inc., 7.625%, 6/15/14	54,442
350,000	Intergen N.V., 144a, 9.000%, 6/30/17	336,875
85,000	NRG Energy, Inc., 7.875%, 5/15/21	92,438
33,000	Sabine Pass LNG LP, 7.500%, 11/30/16	35,640
		685,145
	Total Corporate Bonds	$29,948,756

Shares

	Preferred Stocks — 0.4%

	Financials — 0.4%
4,685	Ally Financial, Inc., 0.046%	$114,127
762	Countrywide Capital V, 0.044%	19,195
	Total Preferred Stocks	133,322

	Investment Funds — 1.8%
174,846	Invesco Government & Agency Portfolio**	174,846
379,222	Touchstone Institutional Money Market Fund^	379,222
	Total Investment Funds	$554,068

	Total Investment Securities —99.0% (Cost $29,594,106)	$30,636,146

	Other Assets in Excess of Liabilities — 1.0%	320,099

	Net Assets — 100.0%	$30,956,245

(A)	Variable rate security - the rate reflected is the rate in effect as of September 30, 2012.

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $167,651.

11

Touchstone High Yield Fund (Continued)

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $8,735,647 or 28.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$29,948,756	$—	$29,948,756
Preferred Stocks	133,322	—	—	133,322
Investment Funds	554,068	—	—	554,068
				$30,636,146

See accompanying Notes to Portfolio of Investments.

12

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Information Technology — 18.9%
Broadcom Corp. - Class A	17,604	$608,746
EMC Corp.*	13,200	359,964
Google, Inc. - Class A*	1,364	1,029,138
Intel Corp.	22,526	510,890
International Business Machines Corp.	4,455	924,190
Microsoft Corp.	19,005	565,969
Oracle Corp.	28,521	898,126
Qualcomm, Inc.	14,946	933,976
TE Connectivity Ltd. (Switzerland)	21,487	730,773
Xilinx, Inc.	10,571	353,177
		6,914,949

Industrials — 14.3%
Caterpillar, Inc.	2,670	229,727
Cummins, Inc.	4,030	371,606
Danaher Corp.	11,058	609,849
Eaton Corp.†	10,516	496,986
General Electric Co.	34,150	775,546
Illinois Tool Works, Inc.	11,856	705,076
Norfolk Southern Corp.	4,710	299,697
Union Pacific Corp.	8,567	1,016,903
United Technologies Corp.	9,455	740,232
		5,245,622

Health Care — 13.8%
Abbott Laboratories	7,990	547,794
Bristol-Myers Squibb Co.	14,961	504,934
Covidien PLC (Ireland)	9,450	561,519
Express Scripts Holding Co.*	15,382	963,990
McKesson Corp.	9,347	804,122
Novartis AG ADR	6,390	391,451
Pfizer, Inc.	22,100	549,185
UnitedHealth Group, Inc.	13,122	727,090
		5,050,085

Financials — 13.1%
Aflac, Inc.	19,167	917,717
American Express Co.	13,904	790,581
BlackRock, Inc.	4,510	804,133
Capital One Financial Corp.	10,880	620,269
JPMorgan Chase & Co.	7,090	287,003
NYSE Euronext	11,790	290,624
State Street Corp.	8,726	366,144
Wells Fargo & Co.	21,140	729,964
		4,806,435

Energy — 12.9%
Chevron Corp.	8,688	1,012,673
ConocoPhillips	10,565	604,107
Ensco PLC - Class A	19,957	1,088,854
Marathon Oil Corp.	22,953	678,720
Marathon Petroleum Corp.	12,141	662,777
Phillips 66	14,637	678,718
		4,725,849
Consumer Discretionary — 10.7%
Coach, Inc.	10,150	568,603
Genuine Parts Co.	6,882	420,008
Home Depot, Inc.	8,998	543,209
McDonald's Corp.	8,021	735,927
Ross Stores, Inc.	12,488	806,725
Yum! Brands, Inc.	12,449	825,867
		3,900,339

Consumer Staples — 7.7%
Altria Group, Inc.	18,790	627,398
PepsiCo, Inc.	8,247	583,640
Philip Morris International, Inc.	13,652	1,227,861
Walgreen Co.	10,010	364,764
		2,803,663

Materials — 2.7%
BHP Billiton Ltd. ADR†	2,695	184,905
Praxair, Inc.	7,702	800,084
		984,989

Telecommunication Services — 2.6%
AT&T, Inc.	11,785	444,294
Vodafone Group PLC ADR	17,136	488,290
		932,584

Utilities — 1.1%
NextEra Energy, Inc.	5,510	387,518
Total Common Stocks		$35,752,033

Investment Funds — 4.3%
Invesco Government & Agency Portfolio**	665,915	665,915
Touchstone Institutional Money Market Fund^	909,175	909,175
Total Investment Funds		$1,575,090

Total Investment Securities —102.1% (Cost $30,063,403)		$37,327,123

Liabilities in Excess of Other Assets — (2.1%)		(765,918)

Net Assets — 100.0%		$36,561,205

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $653,045.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	AffiliatedFund.

13

Touchstone Large Cap Core Equity Fund (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to Portfolio of Investments.

	Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$35,752,033	$—	$—	$35,752,033
Investment Funds	1,575,090	—	—	1,575,090
				$37,327,123

See accompanying Notes to Portfolio of Investments.

14

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.0%

Consumer Discretionary — 21.2%
AMC Networks, Inc. - Class A*	6,460	$281,139
Bed Bath & Beyond, Inc.*	5,190	326,970
Darden Restaurants, Inc.	4,090	228,018
Discovery Communications, Inc. - Class A*	7,110	423,969
Dollar General Corp.*	8,440	434,998
Gannett Co., Inc.	12,400	220,100
GNC Holdings, Inc. - Class A	5,580	217,453
Jarden Corp.	9,290	490,884
Mattel, Inc.	11,560	410,149
Nordstrom, Inc.	7,390	407,780
NVR, Inc.*	426	359,757
Penn National Gaming, Inc.*	7,020	302,562
Starwood Hotels & Resorts Worldwide, Inc.	5,000	289,800
Wynn Resorts Ltd.	3,090	356,710
		4,750,289

Information Technology — 20.5%
Alliance Data Systems Corp.*	4,870	691,296
Altera Corp.	5,990	203,570
Autodesk, Inc.*	13,390	446,824
Avago Technologies Ltd. (Singapore)	4,540	158,287
Check Point Software Technologies Ltd. (Israel)*	8,690	418,510
F5 Networks, Inc.*	2,720	284,784
Gartner, Inc.*	6,280	289,445
NetApp, Inc.*	5,140	169,003
NICE Systems Ltd. ADR*	12,990	431,528
Red Hat, Inc.*	7,390	420,787
Salesforce.com, Inc.*	3,910	597,018
Skyworks Solutions, Inc.*	4,670	110,049
Teradata Corp.*	3,200	241,312
VeriFone Systems, Inc.*	3,960	110,285
		4,572,698

Health Care — 14.4%
Cardinal Health, Inc.	5,800	226,026
Cooper Cos., Inc. (The)	5,570	526,142
DENTSPLY International, Inc.	12,800	488,192
Hologic, Inc.*	26,010	526,442
Mettler-Toledo International, Inc.*	2,670	455,876
Vertex Pharmaceuticals, Inc.*	8,090	452,636
Warner Chilcott PLC - Class A (Ireland)	13,140	177,389
Watson Pharmaceuticals, Inc.*	4,390	373,852
		3,226,555

Energy — 12.1%
CONSOL Energy, Inc.	11,760	353,388
Denbury Resources, Inc.*	22,165	358,186
Ensco PLC - Class A	6,690	365,006
Tesoro Corp.	16,530	692,607
Valero Energy Corp.	17,470	553,450
Weatherford International Ltd. (Switzerland)*	30,550	387,374
		2,710,011
Industrials — 11.6%
IDEX Corp.	10,640	444,433
IHS, Inc. - Class A*	3,570	347,540
JB Hunt Transport Services, Inc.	5,770	300,271
Precision Castparts Corp.	2,820	460,619
Stanley Black & Decker, Inc.	7,140	544,425
Triumph Group, Inc.	4,540	283,886
United Rentals, Inc.*	6,500	212,615
		2,593,789

Financials — 7.1%
Ameriprise Financial, Inc.	9,280	526,083
CBRE Group, Inc. -Class A*	23,300	428,953
Discover Financial Services	8,230	326,978
Willis Group Holdings PLC	8,500	313,820
		1,595,834

Materials — 5.9%
Crown Holdings, Inc.*	11,930	438,428
Eastman Chemical Co.	6,918	394,372
Ecolab, Inc.	7,460	483,483
		1,316,283

Consumer Staples — 4.2%
Ralcorp Holdings, Inc.*	8,320	607,360
Whole Foods Market, Inc.	3,450	336,030
		943,390
Total Common Stocks		$21,708,849

Investment Fund — 3.4%
Touchstone Institutional Money Market Fund^	750,820	750,820

Total Investment Securities —100.4%
(Cost $20,244,698)		$22,459,669

Liabilities in Excess of Other Assets — (0.4%)		(79,676)

Net Assets — 100.0%		$22,379,993

*	Non-income producing security.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

15

Touchstone Mid Cap Growth Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,708,849	$—	$—	$21,708,849
Investment Fund	750,820	—	—	750,820
				$22,459,669

See accompanying Notes to Portfolio of Investments.

16

Portfolio of Investments

Touchstone Money Market Fund – September 30, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 32.8%
$200,000	General Electric Capital Corp. MTN	5.250	10/19/12	$200,435
530,000	Wells Fargo & Co.	5.250	10/23/12	531,444
310,000	Bank of New York Mellon Corp. MTN	4.950	11/01/12	311,154
235,000	JL Capital One LLC	0.260	11/01/12	235,000
100,000	International Business Machines Corp.	4.750	11/29/12	100,720
361,000	General Electric Capital Corp.	2.800	01/08/13	363,191
181,000	General Electric Capital Corp.	5.450	01/15/13	183,515
700,000	Bank of Nova Scotia	2.250	01/22/13	702,906
750,000	Toyota Motor Credit Corp. MTN	0.652	01/24/13	750,000
559,000	General Electric Co.	5.000	02/01/13	567,325
695,000	International Business Machines Corp.	7.500	06/15/13	729,136
500,000	Bank of Montreal	2.125	06/28/13	505,975
200,000	National Rural Utilities Cooperative Finance Corp.	5.500	07/01/13	207,351
820,000	FBC Chemical Corp.	0.270	10/01/15	820,000
158,000	Hopewell Development Co.	0.270	03/01/20	158,000
880,000	Westar Medical Office Building LP	0.220	09/01/21	880,000
1,013,000	WAI Enterprises LLC	0.450	06/01/24	1,013,000
266,000	Fitch Denny Funeral Home, Inc.	0.360	09/01/24	266,000
375,000	Diaz-Upton LLC	0.260	05/01/26	375,000
945,000	Miarko, Inc.	0.220	02/01/27	945,000
919,000	M&P Richfield LLC	0.220	11/01/28	919,000
890,000	486 Lesser Street LLC	0.300	02/01/32	890,000
941,000	Mill Street Village LLC	0.360	01/01/37	941,000
	Total Corporate Bonds			$12,595,152

	Municipal Bonds — 9.5%
115,000	Harris Co TX Prerefunded (Perm Impt) LTGO Ser 2002	5.000	10/01/12	115,000
500,000	WY OH CSD BANS (Sch Impt) UTGO Ser 2012	1.500	10/23/12	500,299
600,000	AMP OH, Inc. BANS (Var Purp) Ser 2011	1.250	10/25/12	600,099
400,000	Lake Central IN Multi-Dist Sch BANS (1st Mtge) Ser 2012	1.000	12/28/12	400,000
200,000	Warrensville Heights OH BANS LTGO Ser 2012	1.500	01/30/13	200,394
300,000	Mason OH EDR (Al Neyer Inc.) Ser 1992	1.750	01/31/13	300,595
400,000	Miami Twp OH Montgomery Co (Park Acq & Impt) LTGO Ser 2012	1.375	03/28/13	400,822
300,000	Fishers IN Redev Auth Lease Rev BANS Ser 2012	0.750	04/12/13	300,000
410,000	Bristol CT UTGO BANS Ser 2012	1.250	04/29/13	411,217
100,000	Manchester CT BANS UTGO Ser 2012	1.000	07/05/13	100,188
300,000	Woodbridge CT UTGO BANS Ser 2012 B	1.000	08/23/13	300,529
	Total Municipal Bonds			$3,629,143

	U.S. Government Agency Obligations — 15.0%
1,614,035	Overseas Private Investment Corp.(A)	0.160	10/05/12	1,614,035
990,762	Overseas Private Investment Corp.(A)	0.160	10/05/12	990,762
652,210	Overseas Private Investment Corp.(A)	0.160	10/05/12	652,210
2,000,000	Overseas Private Investment Corp.(A)	0.180	10/05/12	2,000,000
500,000	Overseas Private Investment Corp.(A)	0.180	10/05/12	500,000
	Total U.S. Government Agency Obligations			$5,757,007

	Time Deposit — 2.1%
800,000	Royal Bank of Canada/NY	0.650	11/09/12	$800,000

	Cerificate of Deposit — 1.3%
500,000	Bank of Nova Scotia/Houston(A)	0.440	08/15/13	$500,000

17

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 24.5%
$200,000	Alameda Co CA IDA Rev (Ettore Prods Co.) Ser 2005 B (LOC: Comerica Bank)	0.350	10/05/12	$200,000
495,000	Butler Co OH Capital Funding Rev (CCAO Low Cost) Ser 2005 B (LOC: US Bank NA)	0.260	10/05/12	495,000
340,000	CA St Enterprise Dev Auth IDR (Tri Tool Inc.) Ser 2007 B (LOC: Comerica Bank)	0.420	10/05/12	340,000
295,000	CA St Infra & Econ Dev BK Rev (Hillview Mental) Ser 2008 B (LOC: Comerica Bank)	0.420	10/05/12	295,000
250,000	Chattanooga TN Hlth Edl & Hsg Fac Bd MFH (Ref Windridge) Ser 2003 B (LIQ: FNMA)	0.380	10/05/12	250,000
800,000	IL St Dev Fin Auth IDR (Toyal America Inc.) Ser 1997 (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.230	10/05/12	800,000
420,000	IL St Fin Auth Rev (Cmnty Action) Ser 2008 B (LOC: BMO Harris Bank NA)	0.490	10/05/12	420,000
480,000	Lexington-Fayette KY Urban CNTY (Eastland Parkway) Ser 2006 (LOC: Traditional Bank, Inc./FHLB)	0.330	10/05/12	480,000
240,000	Maricopa Co AZ IDA (San Angelin Apts) Ser 2004 A (LIQ: FNMA)	0.270	10/05/12	240,000
1,035,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.310	10/05/12	1,035,000
285,000	Milwaukee WI Redev Auth (Kubin Nicholson) Ser 2000 B (LOC: BMO Harris Bank NA)	0.540	10/05/12	285,000
700,000	NY St HFA (Twr 31) Ser 2005 B (LIQ: FHLMC)	0.180	10/05/12	700,000
225,000	Pewaukee WI IDR (Schutzman/Leibl) Ser 1999 B (LOC: BMO Harris Bank NA)	0.540	10/05/12	225,000
1,515,000	Phoenix Realty IL Spl Account Rev (Hsg Brightons Mark) Ser 1999 (LOC: Northern Trust Company)	0.320	10/05/12	1,515,000
550,000	Springfield MO IDA (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.350	10/05/12	550,000
740,000	WA St HFC (Brittany Pk) Ser 1996 B (LIQ: FNMA)	0.270	10/05/12	740,000
315,000	WA St HFC (Vintage Burien) Ser 2004 B (LIQ: FNMA)	0.300	10/05/12	315,000
500,000	Chatom AL IDB (PowerSouth Energy Coop) Ser 2008-A (SPA: National Rural Utilities Finance)	0.600	11/15/12	500,000
	Total Variable Rate Demand Notes			$9,385,000

	Repurchase Agreement — 14.3%
5,500,000	BMO Capital, 0.190%, dated 09/28/12, matures on 10/01/12, repurchase price $ 5,500,087 (collateralized by U.S. Treasury Notes, ranging in par value from $ 525,300 - $1,075,000, 0.250% - 7.625%, 08/15/15 - 08/15/26, total market value $5,610,122)	0.190	10/01/12	$5,500,000

	Total Investment Securities —99.5%
	(Cost $38,166,302)			$38,166,302

	Other Assets in Excess of Liabilities — 0.5%			199,093

	Net Assets — 100.0%			$38,365,395

(A) Variable rate security - the rate reflected is the rate in effect as of September 30, 2012.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes	HFA - Housing Finance Authority/Agency	LP - Limited Partnership

CCAO - County Commissioner's Association of Ohio	HFC - Housing Finance Commission	LIQ - Liquidity Agreement

CSD - City School District	IDA - Industrial Development Authority/Agency	LTGO - Limited Tax General Obligation

18

Touchstone Money Market Fund (Continued)

Portfolio Abbreviations (continued):

EDR - Economic Development Revenue	IDB - Industrial Development Board	MFH - Multi-Family Housing

FHLB - Federal Home Loan Bank	IDR - Industrial Development Revenue	MTN - Medium Term Note

FHLMC - Federal Home Loan Mortgage Association	LLC - Limited Liability Company	SPA - Stand-by Purchase Agreement

FNMA - Federal National Mortgage Association	LOC - Letter of Credit	UTGO - Unlimited Tax GeneralObligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$12,595,152	$—	$12,595,152
Municipal Bonds	—	3,629,143	—	3,629,143
U.S. Government Agency Obligations	—	5,757,007	—	5,757,007
Time Deposit	—	800,000	—	800,000
Certificate of Deposit	—	500,000	—	500,000
Variable Rate Demand Notes	—	9,385,000	—	9,385,000
Repurchase Agreement	—	5,500,000	—	5,500,000
				$38,166,302

See accompanying Notes to Portfolio of Investments.

19

Portfolio of Investments

Touchstone Third Avenue Value Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 88.1%

United States — 43.2%
American Eagle Outfitters, Inc.	15,170	$319,784
Applied Materials, Inc.	27,335	305,195
AVX Corp.	74,000	709,660
Bank of New York Mellon Corp.	81,758	1,849,366
Bristow Group, Inc.	30,030	1,518,016
Broadridge Financial Solutions, Inc.	30,925	721,480
Devon Energy Corp.	13,351	807,736
Electronics for Imaging, Inc.*	19,190	318,746
Forest City Enterprises, Inc. - Class A*	60,500	958,925
Investment Technology Group, Inc.*	48,523	422,150
KeyCorp	45,000	393,299
Leucadia National Corp.	43,435	988,146
Pioneer Energy Services Corp.*	113,359	883,067
Superior Industries International, Inc.	33,733	576,497
Sycamore Networks, Inc.*	26,176	403,110
Tellabs, Inc.	198,450	702,513
Tidewater, Inc.	14,000	679,420
Westwood Holdings Group, Inc.	26,697	1,041,450
White Mountains Insurance Group Ltd.	625	320,838
		13,919,398

Hong Kong — 14.3%
Cheung Kong Holdings Ltd.	117,000	1,715,607
Hang Lung Group Ltd.	99,000	627,524
Henderson Land Development Co. Ltd.	194,720	1,401,252
Wheelock & Co. Ltd.	205,000	884,344
		4,628,727

Canada — 9.5%
Brookfield Asset Management, Inc. (Canada) - Class A	39,237	1,354,069
Canfor Corp. (Canada)*	25,700	340,628
Cenovus Energy, Inc. (Canada)	19,200	669,120
Encana Corp. (Canada)	31,545	691,466
		3,055,283

Sweden — 7.1%
Investor AB - Class A (Sweden)	107,000	2,280,477

Japan — 4.8%
Toyota Industries Corp.	55,900	1,565,114

Korea — 4.4%
POSCO ADR	17,360	1,415,534

France — 2.5%
Nexans SA	4,886	229,426
Sanofi	6,677	569,302
		798,728

Jersey — 1.3%
Atrium European Real Estate Ltd.	78,924	412,176

China — 1.0%
Pargesa Holding SA	4,922	326,040
Total Common Stocks		$28,401,477

Investment Fund — 12.0%
Touchstone Institutional Money Market Fund^	3,865,008	3,865,008

Total Investment Securities —100.1%
(Cost $25,834,295)		$32,266,485

Liabilities in Excess of Other Assets — (0.1%)		(26,066)

Net Assets — 100.0%		$32,240,419

*	Non-income producing security.

^	Affiliated Fund.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	13,919,398	—	—	13,919,398
Hong Kong	4,628,727	—	—	4,628,727
Canada	3,055,283	—	—	3,055,283
Sweden	2,280,477	—	—	2,280,477
Japan	1,565,114	—	—	1,565,114
Korea	1,415,534	—	—	1,415,534
France	798,728	—	—	798,728
Jersey	412,176	—	—	412,176
China	326,040	—	—	326,040
Investment Fund	3,865,008	—	—	3,865,008
				$32,266,485

See accompanying Notes to Portfolio of Investments.

20

Portfolio of Investments

Touchstone Aggressive ETF Fund – September 30, 2012 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.9%
25,130	iShares Barclays Aggregate Bond Fund	$2,825,868
33,180	iShares MSCI EAFE Index Fund	1,758,540
43,820	iShares S&P 500 Growth Index Fund	3,411,387
8,690	iShares S&P 500 Index Fund/US	1,254,836
38,900	iShares S&P 500 Value Index Fund	2,559,231
5,950	iShares S&P MidCap 400 Growth Index Fund†	666,162
7,880	iShares S&P MidCap 400/BARRA Value Index Fund	669,879
5,100	iShares S&P SmallCap 600 Value Index Fund†	402,900
4,850	iShares S&P SmallCap 600/BARRA Growth Index Fund†	405,314
	Total Exchange Traded Funds	$13,954,117

	Investment Funds — 10.4%
1,274,004	Invesco Government & Agency Portfolio**	1,274,004
192,173	Touchstone Institutional Money Market Fund^	192,174
	Total Investment Funds	$1,466,178

	Total Investment Securities —109.3%
	(Cost $14,136,718)	$15,420,295

	Liabilities in Excess of
	Other Assets — (9.3%)	(1,314,604)

	Net Assets — 100.0%	$14,105,691

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $1,241,756.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,954,117	$—	$—	$13,954,117
Investment Funds	1,466,178	—	—	1,466,178
				$15,420,295

See accompanying Notes to Portfolio of Investments.

21

Portfolio of Investments

Touchstone Conservative ETF Fund – September 30, 2012 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
41,960	iShares Barclays 1-3 Year Treasury Bond Fund†	$3,545,620
107,660	iShares Barclays Aggregate Bond Fund	12,106,367
25,980	iShares MSCI EAFE Index Fund	1,376,940
30,980	iShares S&P 500 Growth Index Fund	2,411,793
8,200	iShares S&P 500 Index Fund/US	1,184,080
29,320	iShares S&P 500 Value Index Fund†	1,928,963
3,900	iShares S&P MidCap 400 Growth Index Fund†	436,644
5,180	iShares S&P MidCap 400/BARRA Value Index Fund†	440,352
2,650	iShares S&P SmallCap 600 Value Index Fund†	209,349
2,510	iShares S&P SmallCap 600/BARRA Growth Index Fund†	209,761
	Total Exchange Traded Funds	$23,849,869

	Investment Funds — 18.9%
4,167,521	Invesco Government & Agency Portfolio**	4,167,521
386,296	Touchstone Institutional Money Market Fund^	386,296
	Total Investment Funds	$4,553,817

	Total Investment Securities —117.6%
	(Cost $26,365,989)	$28,403,686

	Liabilities in Excess of
	Other Assets — (17.6%)	(4,250,654)

	Net Assets — 100.0%	$24,153,032

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $4,073,310.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,849,869	$—	$—	$23,849,869
Investment Funds	4,553,817	—	—	4,553,817
				$28,403,686

See accompanying Notes to Portfolio of Investments.

22

Portfolio of Investments

Touchstone Enhanced ETF Fund – September 30, 2012 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.4%
2,770	iShares Barclays Aggregate Bond Fund	$311,486
5,650	iShares MSCI EAFE Index Fund	299,450
4,020	iShares S&P 500 Growth Index Fund	312,957
36,950	iShares S&P 500 Value Index Fund†	2,430,940
2,680	iShares S&P MidCap 400 Growth Index Fund†	300,053
27,470	iShares S&P MidCap 400/BARRA Value Index Fund	2,335,225
30,290	iShares S&P SmallCap 600 Value Index Fund†	2,392,910
28,910	iShares S&P SmallCap 600/BARRA Growth Index Fund†	2,416,009
	Total Exchange Traded Funds	$10,799,030

	Investment Funds — 30.2%
3,234,260	Invesco Government & Agency Portfolio**	3,234,260
80,757	Touchstone Institutional Money Market Fund^	80,757
	Total Investment Funds	$3,315,017

	Total Investment Securities —128.6%
	(Cost $13,918,963)	$14,114,047

	Liabilities in Excess of
	Other Assets — (28.6%)	(3,139,016)

	Net Assets — 100.0%	$10,975,031

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $3,155,018.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,799,030	$—	$—	$10,799,030
Investment Funds	3,315,017	—	—	3,315,017
				$14,114,047

See accompanying Notes to Portfolio of Investments.

23

Portfolio of Investments

Touchstone Moderate ETF Fund – September 30, 2012 (Unaudited)

		Market
Shares		Value
	Exchange Traded Funds — 98.8%
156,160	iShares Barclays Aggregate Bond Fund	$17,560,192
78,760	iShares MSCI EAFE Index Fund	4,174,280
101,530	iShares S&P 500 Growth Index Fund	7,904,110
17,820	iShares S&P 500 Index Fund/US	2,573,208
93,430	iShares S&P 500 Value Index Fund	6,146,760
14,610	iShares S&P MidCap 400 Growth Index Fund†	1,635,736
19,330	iShares S&P MidCap 400/BARRA Value Index Fund	1,643,243
10,200	iShares S&P SmallCap 600 Value Index Fund†	805,800
9,650	iShares S&P SmallCap 600/BARRA Growth Index Fund†	806,451
	Total Exchange Traded Funds	$43,249,780

	Investment Funds — 7.5%
2,676,325	Invesco Government & Agency Portfolio**	2,676,325
632,892	Touchstone Institutional Money Market Fund^	632,892
	Total Investment Funds	$3,309,217

	Total Investment Securities —106.3%
	(Cost $40,396,087)	$46,558,997

	Liabilities in Excess of Other Assets — (6.3%)	(2,773,334)

	Net Assets — 100.0%	$43,785,663

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $2,609,488.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$43,249,780	$—	$—	$43,249,780
Investment Funds	3,309,217	—	—	3,309,217
				$46,558,997

See accompanying Notes to Portfolio of Investments.

24

Notes to Portfolios of Investments

September 30, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period.

The aggregate value by input level, as of September 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any level 3 categorized securities during the period ended or as of September 30, 2012.

During the period ended September 30, 2012, there were no significant transfers between levels 1, 2 and 3.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

25

Notes to Portfolios of Investments (Continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended September 30, 2012, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

As of September 30, 2012, there were no open forward foreign currency contracts.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

26

Notes to Portfolios of Investments (Continued)

As of September 30, 2012, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Baron Small Cap Growth Fund	$2,017,673	$2,080,006
Core Bond Fund	26,210	27,427
High Yield Fund	167,651	174,846
Large Cap Core Equity Fund	653,045	665,915
Aggressive ETF Fund	1,241,756	1,274,004
Conservative ETF Fund	4,073,310	4,167,521
Enhanced ETF Fund	3,155,018	3,234,260
Moderate ETF Fund	2,609,488	2,676,325

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Baron Small Cap Growth Fund	$13,169,106	$8,634,717	$(193,665)	$8,441,052
Core Bond Fund	52,525,144	2,033,244	(415,959)	1,617,285
High Yield Fund	29,594,106	1,288,157	(246,117)	1,042,040
Large Cap Core Equity Fund	30,063,403	7,541,939	(278,219)	7,263,720
Mid Cap Growth Fund	20,244,698	2,726,864	(511,893)	2,214,971
Money Market Fund	38,166,302	—	—	—
Third Avenue Value Fund	25,834,295	9,353,622	(2,921,432)	6,432,190
Aggressive ETF Fund	14,136,718	1,307,926	(24,349)	1,283,577
Conservative ETF Fund	26,365,990	2,044,274	(6,577)	2,037,697
Enhanced ETF Fund	13,918,963	242,886	(47,802)	195,084
Moderate ETF Fund	40,396,087	6,162,910	—	6,162,910

27

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/21/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/21/12

* Print the name and title of each signing officer under his or her signature.